Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [line items]
Registered capital	¥ 10,088,000,000		¥ 9,818,000,000
Henan Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 6,000,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 8,000,000,000
Proportion of ownership interest held by the Company	55.00%
Principal activity	Airline transportation
Chongqing Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,200,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Shantou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 280,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Zhuhai Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 250,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Guizhou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 910,000,000
Proportion of ownership interest held by the Company	60.00%
Principal activity	Airline transportation
Guangzhou Nanland Air Catering Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 240,000,000
Proportion of ownership interest held by the Company	70.50%
Principal activity	Air catering
Guangzhou Baiyun International Logistic Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 50,000,000
Proportion of ownership interest held by the Company	61.00%
Principal activity	Logistics operations
Beijing Southern Airlines Ground Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 18,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Airport ground services
Nan Lung International Freight Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	Hong Kong
Registered capital | $		$ 3,270,000
Proportion of ownership interest held by the Company	51.00%
Principal activity	Freight services
Southern Airlines General Aviation Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 1,000,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	General aviation
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 15,000,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation	PRC
Registered capital	¥ 469,848,000
Proportion of ownership interest held by the Company	100.00%
Principal activity	Flight simulation services